Consolidated Statements of Shareholders' Deficit - USD ($)		Share Capital [member]	Contributed Surplus [member]	Deficit [member]	Total
Beginning balance at Dec. 31, 2018		$ 170,502,394	$ 6,652,409	$ (172,937,694)	$ 4,217,109
Beginning balance, share at Dec. 31, 2018		21,675,849
Statement Line Items [Line Items]
Issued pursuant to agency agreement		$ 13,717,131			13,717,131
Issued pursuant to agency agreement, shares		8,455,882
Issued pursuant to private placements		$ 5,727,971			5,727,971
Issued pursuant to private placements, shares		8,757,444
Share issue expense		$ (2,090,124)			(2,090,124)
Warrants exercised during the year		$ 7,002,043			7,002,043
Warrants exercised during the year, shares		1,018,506
Stock based compensation			1,651,118		1,651,118
Net and Comprehensive loss				(41,907,079)	(41,907,079)
Ending balance at Dec. 31, 2019		$ 194,859,415	8,303,527	(214,844,773)	$ (11,681,831)
Ending balance, shares at Dec. 31, 2019		39,907,681			39,907,681
Statement Line Items [Line Items]
Issued pursuant to agency agreement	[1]	$ 12,818,657			$ 12,818,657
Issued pursuant to agency agreement, shares	[1]	23,923,700
Share issue expense		$ (487,788)			(487,788)
Common stock equivalents converted		$ 1,150			1,150
Common stock equivalents converted, shares		11,500,000
Warrants exercised during the year		$ 8,627,619			8,627,619
Warrants exercised during the year, shares		7,853,462
Stock based compensation			1,097,358		1,097,358
Net and Comprehensive loss				(24,184,657)	(24,184,657)
Ending balance at Dec. 31, 2020		$ 215,819,053	$ 9,400,885	$ (239,029,430)	$ (13,809,492)
Ending balance, shares at Dec. 31, 2020		83,184,843			83,184,843

[1]	Includes net proceeds from the issuance of common share equivalents (see note 9 a)